Label	Element	Value
Polar Capital Emerging Market Stars Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Polar Capital Emerging Market Stars Fund (the “Fund”) Ticker: POLEX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.
During its most recent fiscal year ended March 31, 2024, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one‑year period and the first year of the three, five and ten‑year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will seek to achieve its investment objective by primarily investing in a portfolio of equity securities and equity related securities of, or relating to, companies which are domiciled, or exercise the predominant part of their economic activity, in developing capital markets (“Emerging Markets”).
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and other equity-related investments of issuers located in Emerging Markets countries. The Fund considers an issuer to be located in an Emerging Markets country if at least 50% of the issuer’s assets, gross revenues or profits during the most recent fiscal year represents assets or activities located in such countries. Emerging Markets refers to any country represented in the MSCI Emerging Markets Index.
The securities in which the Fund will invest will include common stock, equities, equity warrants, preferred stock, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.
The Fund will invest in and have direct access to China A shares listed on the Shanghai Stock Exchange (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen‑Hong Kong Stock Connect Schemes (collectively, “Connect Scheme”). The Fund may indirectly gain access to China A Shares by purchasing equity-related instruments, participation notes and participatory certificates.
The Fund may also invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes, such as Participatory Notes (“P‑Notes”) (which will not be leveraged).
The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.
Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes such as P‑Notes (which will not be leveraged) may be used to gain exposure to underlying equity or equity-related securities as a more efficient and cheaper alternative to direct investment in that security.
The Fund’s investments in derivatives and other synthetic instruments (such as P‑Notes and American Depository Receipts) that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
In evaluating investments for the Fund, the Adviser takes into account environmental, social and/or governance (“ESG”) factors. The Adviser may give various ESG factors equal consideration or may focus on one or more of those factors as it considers appropriate. ESG Factors will only be one consideration in the Adviser’s evaluation of any potential investment, and the effect of ESG factors on the Adviser’s decision whether to invest in any case will vary depending on the judgement of the Adviser.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Current performance information is available at no cost by calling (800) 806‑1112 (toll free) or (312) 557‑3164.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 806‑1112 (toll free) or (312) 557‑3164
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Q4 2023	10.14%
Worst Quarter: Q2 2022	-14.76%
The Fund’s fiscal year end is March 31. The Fund’s most recent quarterly return (since the end of the calendar year) through March 31, 2024 was 5.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑taxreturns shown are not relevant to investors who hold Fund shares in tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold Fund shares in tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Polar Capital Emerging Market Stars Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Non‑Diversification. The Fund is non‑diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Polar Capital Emerging Market Stars Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
Polar Capital Emerging Market Stars Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Polar Capital Emerging Market Stars Fund | Risks Associated with Investing in Equities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Investing in Equities. The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over‑the‑counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Polar Capital Emerging Market Stars Fund | ESG Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk. The Fund’s consideration of environmental, social and/or governance factors as part of its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.

Polar Capital Emerging Market Stars Fund | Risks Associated with Investing in Emerging Markets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Investing in Emerging Markets. The Fund’s investments in non‑U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Polar Capital Emerging Market Stars Fund | Stock Connect Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stock Connect Investing Risk. China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen‑Hong Kong Stock Connect programs. The Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.
The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Polar Capital Emerging Market Stars Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Polar Capital Emerging Market Stars Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Polar Capital Emerging Market Stars Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Polar Capital Emerging Market Stars Fund | Counterparty and Third Party Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Counterparty and Third-Party Risk. Transactions involving a counterparty (including a clearing member or clearing house through which the Fund holds a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Polar Capital Emerging Market Stars Fund | Large Investor Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Polar Capital Emerging Market Stars Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Polar Capital Emerging Market Stars Fund | Risks Associated with Changes to Non U S Tax Laws [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Changes to Non‑U.S. Tax Laws. Fund investors should also consider the possibility of changes to non‑U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Fund, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, it is anticipated that new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed will have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti‑Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Fund or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Fund, and/or any entity owned directly or indirectly by the Fund, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Fund, and/or any entities owned directly or indirectly by the Fund and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Fund and/or any entities owned directly or indirectly by the Fund hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti‑Tax Avoidance Directives) may adversely affect the ability of the Fund and/or any entities owned directly or indirectly by the Fund to efficiently realize income or capital gains. Consequently, it is possible that the Fund and/or any entities owned directly or indirectly by the Fund may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Fund and/ or any entities owned directly or indirectly by the Fund or the feasibility of making investments in certain countries.

Polar Capital Emerging Market Stars Fund | Participatory Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Participatory Notes Risk. An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non‑U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Polar Capital Emerging Market Stars Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.
Polar Capital Emerging Market Stars Fund | Custody Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Custody Risk. In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the depositary or its agent. Once a sale order is placed in relation to assets of the Fund, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the depositary without the need for the prior approval of the depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.

Polar Capital Emerging Market Stars Fund | Unconstrained Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Unconstrained Sector Risk. The Fund may focus its investments in securities of one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or industry.

Polar Capital Emerging Market Stars Fund | Cyber Security Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of
Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.
Because of these and other risks, you could lose money by investing in the Fund.

Polar Capital Emerging Market Stars Fund | Investment in China [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment in China: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events could have an adverse effect on the Chinese or Hong Kong economies and on investments made through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, and the quality of financial information may vary, (x) greater political, economic, social, legal and tax‑related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of
Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	453
Five Years	rr_ExpenseExampleYear05	827
Ten Years	rr_ExpenseExampleYear10	1,880
One Year	rr_ExpenseExampleNoRedemptionYear01	102
Three Years	rr_ExpenseExampleNoRedemptionYear03	453
Five Years	rr_ExpenseExampleNoRedemptionYear05	827
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,880
2021	rr_AnnualReturn2021	(0.27%)
2022	rr_AnnualReturn2022	(29.27%)
2023	rr_AnnualReturn2023	12.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.76%)
1 Year	rr_AverageAnnualReturnYear01	12.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.50%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2020
Polar Capital Emerging Market Stars Fund | Return After Taxes on Distributions | Polar Capital Emerging Market Stars Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.89%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2020
Polar Capital Emerging Market Stars Fund | Return After Taxes on Distributions and Sale of Funds Shares | Polar Capital Emerging Market Stars Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.66%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2020
Polar Capital Emerging Market Stars Fund | MSCI Emerging Markets Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.02%)	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2020	[3]

[1]
Polar Capital LLP (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Fund through July 31, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.

[2]	The Fund’s inception date was December 30, 2020.
[3]	Index returns shown are net of withholding taxes.